Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2025
T18-NPRT3-0625
1.9880052.108
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	41,845	12,517,932
UNITED STATES - 98.7%
Communication Services - 9.2%
Diversified Telecommunication Services - 2.2%
AT&T Inc	478,227	13,246,888
Verizon Communications Inc	288,079	12,692,761
		25,939,649
Entertainment - 0.8%
Electronic Arts Inc	65,923	9,564,767
Interactive Media & Services - 3.7%
Alphabet Inc Class A	270,416	42,942,061
Media - 1.6%
Comcast Corp Class A	315,650	10,795,230
Fox Corp Class A	152,849	7,610,352
		18,405,582
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	43,202	10,668,734
TOTAL COMMUNICATION SERVICES		107,520,793

Consumer Discretionary - 10.3%
Broadline Retail - 3.6%
Amazon.com Inc (b)	224,825	41,462,227
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	34,790	11,120,624
Starbucks Corp	74,163	5,936,748
		17,057,372
Household Durables - 0.4%
Garmin Ltd	28,867	5,394,376
Specialty Retail - 4.3%
AutoZone Inc (b)	1,974	7,427,372
Home Depot Inc/The	34,858	12,565,961
Lowe's Cos Inc	33,832	7,563,482
O'Reilly Automotive Inc (b)	5,425	7,677,460
TJX Cos Inc/The	68,797	8,852,798
Tractor Supply Co	115,733	5,858,404
		49,945,477
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	100,511	5,668,820
TOTAL CONSUMER DISCRETIONARY		119,528,272

Consumer Staples - 5.8%
Beverages - 1.3%
Coca-Cola Co/The	125,940	9,136,947
PepsiCo Inc	47,984	6,505,671
		15,642,618
Consumer Staples Distribution & Retail - 1.0%
Walmart Inc	119,585	11,629,641
Food Products - 1.0%
General Mills Inc	57,093	3,239,456
Hershey Co/The	21,615	3,613,812
Mondelez International Inc	75,575	5,148,925
		12,002,193
Household Products - 1.7%
Colgate-Palmolive Co	48,619	4,482,186
Kimberly-Clark Corp	27,999	3,689,708
Procter & Gamble Co/The	66,540	10,817,408
		18,989,302
Tobacco - 0.8%
Philip Morris International Inc	53,958	9,246,243
TOTAL CONSUMER STAPLES		67,509,997

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp	49,315	6,709,799
ConocoPhillips	48,257	4,300,664
Coterra Energy Inc	88,685	2,178,104
DT Midstream Inc	21,927	2,131,304
EOG Resources Inc	28,152	3,106,010
Exxon Mobil Corp	113,124	11,949,288
Kinder Morgan Inc	115,662	3,041,911
Williams Cos Inc/The	62,227	3,644,635
		37,061,715
Financials - 15.4%
Banks - 1.8%
JPMorgan Chase & Co	83,962	20,538,784
Capital Markets - 2.0%
Cboe Global Markets Inc	32,674	7,247,093
CME Group Inc Class A	33,989	9,417,672
FactSet Research Systems Inc	14,354	6,204,086
		22,868,851
Financial Services - 6.6%
Berkshire Hathaway Inc Class B (b)	52,794	28,152,401
Fiserv Inc (b)	39,855	7,356,037
Jack Henry & Associates Inc	38,250	6,633,697
Mastercard Inc Class A	28,834	15,802,762
Visa Inc Class A	55,283	19,100,277
		77,045,174
Insurance - 5.0%
Arthur J Gallagher & Co	25,415	8,150,336
Assurant Inc	30,585	5,894,953
Chubb Ltd	31,297	8,953,446
Marsh & McLennan Cos Inc	38,673	8,719,601
Progressive Corp/The	38,032	10,715,136
The Travelers Companies, Inc.	30,592	8,080,265
W R Berkley Corp	110,552	7,925,473
		58,439,210
TOTAL FINANCIALS		178,892,019

Health Care - 10.2%
Biotechnology - 3.2%
AbbVie Inc	67,883	13,243,973
Amgen Inc	30,169	8,776,765
Regeneron Pharmaceuticals Inc	10,266	6,146,870
Vertex Pharmaceuticals Inc (b)	17,269	8,798,556
		36,966,164
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	80,668	10,547,341
Becton Dickinson & Co	29,619	6,133,799
		16,681,140
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc	30,430	12,520,119
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific Inc	18,066	7,750,314
Pharmaceuticals - 3.9%
Eli Lilly & Co	23,775	21,372,537
Johnson & Johnson	88,781	13,877,358
Merck & Co Inc	118,270	10,076,604
		45,326,499
TOTAL HEALTH CARE		119,244,236

Industrials - 9.6%
Aerospace & Defense - 2.3%
General Dynamics Corp	25,128	6,837,831
L3Harris Technologies Inc	28,310	6,228,766
Lockheed Martin Corp	15,802	7,549,406
Northrop Grumman Corp	13,685	6,657,753
		27,273,756
Commercial Services & Supplies - 1.2%
Republic Services Inc	27,311	6,848,233
Waste Management Inc	30,397	7,093,444
		13,941,677
Electrical Equipment - 0.6%
Eaton Corp PLC	24,586	7,237,381
Ground Transportation - 0.6%
Union Pacific Corp	33,743	7,277,015
Industrial Conglomerates - 0.7%
Honeywell International Inc	36,764	7,738,822
Machinery - 1.0%
Illinois Tool Works Inc	25,714	6,169,046
Otis Worldwide Corp	62,147	5,982,891
		12,151,937
Professional Services - 2.6%
Automatic Data Processing Inc	25,200	7,575,121
Booz Allen Hamilton Holding Corp Class A	41,870	5,025,237
FTI Consulting Inc (b)	26,761	4,449,819
Paychex Inc	40,445	5,950,268
Verisk Analytics Inc	20,393	6,045,097
		29,045,542
Trading Companies & Distributors - 0.6%
Fastenal Co	81,147	6,570,473
TOTAL INDUSTRIALS		111,236,603

Information Technology - 27.8%
Communications Equipment - 2.3%
Cisco Systems Inc	266,352	15,376,501
Motorola Solutions Inc	27,107	11,937,652
		27,314,153
IT Services - 4.4%
Akamai Technologies Inc (b)	115,313	9,291,922
Amdocs Ltd	130,718	11,579,000
IBM Corporation	62,841	15,196,211
VeriSign Inc (b)	52,968	14,943,332
		51,010,465
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices Inc	64,557	12,583,450
Broadcom Inc	149,140	28,704,976
Texas Instruments Inc	81,877	13,104,414
		54,392,840
Software - 9.6%
Microsoft Corp	187,203	73,993,859
Oracle Corp	100,438	14,133,635
Roper Technologies Inc	21,779	12,197,982
Tyler Technologies Inc (b)	19,285	10,477,541
		110,803,017
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	373,566	79,382,775
TOTAL INFORMATION TECHNOLOGY		322,903,250

Materials - 2.2%
Chemicals - 1.5%
Air Products and Chemicals Inc	9,383	2,543,637
Corteva Inc	38,604	2,393,061
Ecolab Inc	11,520	2,896,474
Linde PLC	13,621	6,173,446
Sherwin-Williams Co/The	9,168	3,235,571
		17,242,189
Construction Materials - 0.1%
Vulcan Materials Co	8,397	2,202,785
Containers & Packaging - 0.6%
Amcor PLC (c)	179,695	1,653,194
AptarGroup Inc (c)	11,033	1,654,398
Avery Dennison Corp	9,976	1,706,994
Packaging Corp of America	9,156	1,699,445
		6,714,031
TOTAL MATERIALS		26,159,005

Real Estate - 2.5%
Industrial REITs - 0.3%
Prologis Inc	31,368	3,205,810
Real Estate Management & Development - 0.2%
CoStar Group Inc (b)	26,325	1,952,524
Residential REITs - 0.4%
American Homes 4 Rent Class A	45,540	1,702,741
AvalonBay Communities Inc	9,133	1,917,747
Equity LifeStyle Properties Inc	24,736	1,602,398
		5,222,886
Retail REITs - 0.4%
Agree Realty Corp	20,904	1,622,359
Realty Income Corp	43,798	2,534,153
		4,156,512
Specialized REITs - 1.2%
American Tower Corp	17,311	3,902,073
Crown Castle Inc	24,508	2,591,966
Digital Realty Trust Inc	14,865	2,386,427
Equinix Inc	3,527	3,035,865
Public Storage Operating Co	7,897	2,372,496
		14,288,827
TOTAL REAL ESTATE		28,826,559

Utilities - 2.5%
Electric Utilities - 1.2%
Duke Energy Corp	41,632	5,079,937
Southern Co/The	57,502	5,283,859
Xcel Energy Inc	54,281	3,837,666
		14,201,462
Multi-Utilities - 1.3%
Ameren Corp	35,207	3,493,943
CMS Energy Corp	48,876	3,599,717
Consolidated Edison Inc	37,084	4,181,221
WEC Energy Group Inc	35,050	3,838,676
		15,113,557
TOTAL UTILITIES		29,315,019

TOTAL UNITED STATES		1,148,197,468
TOTAL COMMON STOCKS (Cost $1,098,228,252)		1,160,715,400

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	1,862,420	1,862,792
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	3,193,704	3,194,024
TOTAL MONEY MARKET FUNDS (Cost $5,056,816)			5,056,816

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $125,588)	4.25	126,000	125,586

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,103,410,656)	1,165,897,802
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(2,179,491)
NET ASSETS - 100.0%	1,163,718,311

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	106	Jun 2025	2,961,110	76,573	76,573

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $108,899 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,586.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,477,441	72,891,670	72,506,319	79,666	-	-	1,862,792	1,862,420	0.0%
Fidelity Securities Lending Cash Central Fund	241,824	28,716,118	25,763,918	792	-	-	3,194,024	3,193,704	0.0%
Total	1,719,265	101,607,788	98,270,237	80,458	-	-	5,056,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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